Aberdeen U.S. Small Cap Equity Fund
Aberdeen U.S. Small Cap Equity Fund
Objective
The Aberdeen U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Small Cap Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 223 and 291 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 176 and 177 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares or Institutional Service Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen U.S. Small Cap Equity Fund - USD ($)		Class A		Class C		Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	1.00%	[2]	none	none	none
Small Account Fee	[3]	$ 20		$ 20		none	$ 20	$ 20
[1]	The maximum contingent deferred sales charge (CDSC) applicable to purchases made prior to May 1, 2017 is 0.50%. Effective May 1, 2017, the maximum CDSC is 1.00%. Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC at the rate in effect at the time the shares were purchased will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.
[3]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen U.S. Small Cap Equity Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.29%	0.25%	0.41%	0.26%	0.27%
Total Annual Fund Operating Expenses	[1]	1.35%	2.06%	1.72%	1.07%	1.08%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Standard Investments Inc. (formerly known as Aberdeen Asset Management Inc.) (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2020 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the U.S. Small Cap Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Small Cap Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen U.S. Small Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	705	978	1,272	2,105
Class C	309	646	1,108	2,390
Class R	175	542	933	2,030
Institutional Class	109	340	590	1,306
Institutional Service Class	110	343	595	1,317

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen U.S. Small Cap Equity Fund | Class C | USD ($)	209	646	1,108	2,390

Portfolio Turnover

The U.S. Small Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.28% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies.  A company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:  the company

•                  is organized under the laws of, or has its principal office in the United States;

•                  has its principal securities trading market in the United States; and/or

•                  derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States.

The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $8 million to $6.24 billion as of December 31, 2018. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $5 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the U.S. Small Cap Equity Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. The Fund invests predominantly in securities of U.S. issuers and may invest to a limited extent in Canadian issuers.

In carrying out the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value based on quality and price. ESG (Environmental, Social and Governance) analysis is fully integrated into investment decisions for all equity holdings. As such, the Adviser evaluates ESG factors as part of the investment analysis process and this forms an integral component of the Adviser’s quality rating for all companies.

Principal Risks

The U.S. Small Cap Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal risks of investing in the Fund.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk —The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Management Risk — The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the U.S. Small Cap Equity Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges.

The table compares the Fund’s average annual total returns to the returns of the Russell 2000® Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Returns — Class A Shares (Years Ended Dec. 31)

Highest Return: 23.73% - 3rd quarter 2009 Lowest Return: -23.78% - 3rd quarter 2011
Average Annual Total Returns as of December 31, 2018

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen U.S. Small Cap Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(18.36%)	5.25%	13.17%
Class C	(14.74%)	5.76%	13.06%
Class R	(13.69%)	6.20%	13.56%
Institutional Class	(13.13%)	6.84%	14.20%
Institutional Service Class	(13.13%)	6.82%	14.20%
After Taxes on Distributions | Class A	(20.85%)	4.60%	12.80%
After Taxes on Distributions and Sale of Fund Shares | Class A	(9.27%)	4.06%	11.06%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01%)	4.41%	11.97%